Acquisition of SPT - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Jul. 31, 2015 USD ($) Vessel $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Aug. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares	Aug. 31, 2014 $ / shares
Business Acquisition [Line Items]
Shares issued, price per share | $ / shares	$ 6.99		$ 4.80		$ 6.65	$ 4.57	$ 4.03
Revenue		$ 514,193	$ 250,002	$ 180,015
Net income		176,927	$ 57,142	$ (8,138)
Ship to Ship Transfer Business [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 47,300
Number of vessels | Vessel	6
Revenue		33,100
Net income		$ 300
Ship to Ship Transfer Business [Member] | Teekay Corporation [Member] | Class B [Member]
Business Acquisition [Line Items]
Number of common stock issued | shares	6.5
Shares issued, price per share | $ / shares	$ 6.99
Ship to Ship Transfer Business [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 1,800